SEGMENT REPORTING (Schedule of reconciliation of reporting information from segments to consolidated totals) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total revenues of reportable segment and consolidated revenues		$ 359,023	$ 336,257	$ 319,978
Operating Income
Total operating income for reportable segments		77,028	71,169	65,955
Financing income, net		(1,854)	80	(1,552)
Other expenses, net		(272)	0	2
Consolidated income before taxes on income		74,902	71,249	64,405
Assets
Current assets		237,644	194,556
Property and equipment, net		39,386	33,080	41,955
Total assets		386,214	326,878	318,688
Other significant items
Consolidated total expenditures for assets		21,776	13,632	14,243
Consolidated total depreciation, amortization and impairment		19,170	20,083	21,068
Reportable segments [Member]
Operating Income
Total operating income for reportable segments		77,028	71,169	65,955
Assets
Total assets	[1]	175,897	154,399	177,896
Other significant items
Consolidated total expenditures for assets		14,882	8,634	9,325
Consolidated total depreciation, amortization and impairment		13,787	14,850	14,779
Unallocated segments [Member]
Operating Income
Total operating income for reportable segments		74,902	71,249	64,405
Financing income, net		(1,854)	80	(1,552)
Other expenses, net		(272)	0	2
Assets
Current assets		151,318	123,012	91,263
Investments in affiliated and other companies		2,059	2,010	2,927
Property and equipment, net		16,655	13,825	14,620
Other unallocated amounts		40,285	33,632	31,982
Other significant items
Consolidated total expenditures for assets		6,894	4,998	4,918
Consolidated total depreciation, amortization and impairment		$ 5,383	$ 5,233	$ 6,289

[1]	Including goodwill.